ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS AND DISPOSALS	ACQUISITIONS AND DISPOSALS Acquisition of M2M GroupOn January 7, 2020, we completed the acquisition of M2M Connectivity Pty Ltd, M2M One Pty Ltd and D-Square Innovation Pty Ltd (collectively, the "M2M Group") in Australia. Total purchase consideration for the acquisition of the M2M Group was $21,102, comprised of cash consideration to the shareholders of $19,587 for 100% of the equity of the M2M Group, plus approximately $1,343 for the retirement of certain obligations and $172 for normal course working capital adjustments. The purchase consideration has been fully paid and settled during the second quarter of 2020.
We accounted for the transaction using the acquisition method and accordingly, recorded the tangible and intangible assets acquired and liabilities assumed on the basis of our estimates of their respective preliminary fair values as at January 7, 2020. The excess of the purchase price over the final value assigned to the net assets acquired is recorded as goodwill. The allocation of the purchase price was finalized as of June 30, 2020.
The following table summarizes the final values assigned to the assets acquired at the acquisition date:

Amount
Assets acquired
Cash	$2,712
Net working capital	(640)
Deferred revenue	(914)
Identifiable intangible assets	16,064
Goodwill	8,699
Deferred income tax liability	(4,819)
Fair value of net assets acquired	$21,102
Goodwill of $8,699 resulting from the acquisition consists largely of the expectation that the acquisition will expand the Company's IoT Solutions business in the Asia-Pacific region. Goodwill is not deductible for tax purposes.
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	10 years	$14,646
Brand	5 years	1,418
		$16,064
There was no significant impact on the Company's revenue and net earnings on a pro forma basis for all periods presented.
Acquisition of M2M New Zealand
On December 15, 2020, we completed the acquisition of M2M One NZ Ltd ("M2M New Zealand") in New Zealand. Total purchase consideration for the acquisition of M2M New Zealand was $4,005, comprised of cash consideration to the shareholders of $3,605 for 100% of the equity of M2M New Zealand, of which $319 related to a tax holdback that we paid to the sellers in June 2021, plus a $400 cash holdback amount released to the sellers on December 15, 2021 which secured the purchaser's rights of indemnification under the share purchase agreement.
We accounted for the transaction using the acquisition method and accordingly, recorded the tangible and intangible assets acquired and liabilities assumed on the basis of our estimates of their respective preliminary fair values as at December 15, 2020. The excess of the purchase price over the final value assigned to the net assets acquired is recorded as goodwill. The allocation of the purchase price was finalized as of December 15, 2021.
The following table summarizes the values assigned to the assets acquired at the acquisition date:

Amount
Assets acquired
Cash	$218
Net working capital	42
Tangible assets	3
Deferred revenue	(5)
Identifiable intangible assets	1,853
Goodwill	2,377
Deferred income tax liability	(483)
Fair value of net assets acquired	$4,005
Goodwill of $2,377 resulting from the acquisition consists largely of the expectation that the acquisition will expand the Company's IoT Solutions business in the Asia-Pacific region. Goodwill is not deductible for tax purposes.
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	10 years	$1,542
Brand	5 years	311
		$1,853
Disposition of Automotive Business
On November 18, 2020, we completed the sale of substantially all of the assets and operations related to our Shenzhen, China-based automotive embedded module product line ("Automotive Business") to Rolling Wireless (H.K.) Limited for total gross proceeds of $165,000 in cash, subject to adjustments to working capital, including $10,000 of proceeds held in escrow that we recorded in restricted cash and were released on January 8, 2021.
The gain on sale of the Automotive Business consists of the following:

Amount
Total gross proceeds	$165,000
Transaction costs	(4,011)
Working capital adjustment	(11,122)
Net proceeds	149,867
Net assets disposed (including cash sold of $5,711)	(122,730)
Gain on disposal before income taxes	27,137
Income tax expense	(11,914)
Gain on disposal, net of taxes	$15,223
As at December 31, 2021, we retained $11,165 (2020 — $12,689) royalty accruals relating to the Automotive Business of which $1,082 (2020 — $1,146) is included in Accounts payable and accrued liabilities and $10,083 (2020 — $11,543) is included in Long-term obligations. As at December 31, 2021, we retained product warranties of $1,528 (2020 — $1,528) relating to the Automotive Business, which is included in Accounts Payable and accrued liabilities.

The results related to the Automotive business have been presented as discontinued operations in the consolidated statements of operations and comprehensive loss and were as follows:

	2021	2020
Revenue	$—	$196,609
Cost of sales	—	169,108
Gross margin	—	27,501
Expenses	285	19,878
Gain on sale of Automotive Business	—	(27,137)
Earnings before income taxes	(285)	34,760
Income tax expense on gain of sale of Automotive Business	—	(11,914)
Income tax expense	—	(2,036)
Net earnings from discontinued operations	$(285)	$20,810

The cash flows related to the Automotive business included in the consolidated statements of cash flows were as follows:
	2021	2020
Cash flows used in discontinued operations
Net cash used in operating activities	$(860)	$(2,919)
Net cash used in investing activities(1)	—	(1,277)
Net cash used in discontinued operations	$(860)	$(4,196)
(1) Net cash used in investing activities does not include proceeds from sale of the Automotive Business.